21. COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Details
July 1, 2017 - December 31, 2017	$ 550,090	$ 243,269
2018	1,308,209	184,820
2019	1,327,992	110,446
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
Total	$ 10,744,558	$ 538,535